FORM N-PX
                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                          THE COMMUNITY CAPITAL TRUST

                 Investment Company Act File Number: 811-09221

                                   REGISTRANT
                          The Community Capital Trust
                                 2500 Weston Rd
                                   Suite #101
                                Weston, FL 33331
                                 1-954-217-7999

                               AGENT FOR SERVICE
                            Michael P. Malloy, Esquire
                           Drinker Biddle & Reath LLP
                          One Logan Square, Ste. 2000
                             Philadelphia, PA 19103


                        Date of Fiscal Year End: May 31

            Date of Reporting Period: July 1, 2012 to June 30, 2013

            THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
    The Registrant did not cast any proxy votes during the reporting period.
                Accordingly, there are no proxy votes to report.

                             CCM ACTIVE INCOME FUND
 The Fund's inception date was May 31, 2013.   The Registrant did not cast any
                    proxy votes during the reporting period.
                Accordingly, there are no proxy votes to report.


                                   SIGNATURES

    Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


/s/  David K. Downes
President
Date:  August 27, 2013